Share-based Payments - Summary of Number of Share Options Outstanding (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information about options outstanding [abstract]
Outstanding at the beginning of the year	77,300	60,300	43,800
Granted	66,940	17,000	23,900
Exercised	(22,100)		(7,400)
Outstanding at the end of the year	122,140	77,300	60,300
Exercisable at the end of the year	122,140	77,300	60,300